UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DG Capital Management
Address: 260 Franklin Street, Suite 1600
         Boston, MA  02110

13F File Number:  28-06035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly Voss
Title:     Chief Administrative Officer
Phone:     617-896-1500

Signature, Place, and Date of Signing:

      /s/  Kimberly Voss     Boston, MA     January 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $1,813,469 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204    45138  1567300 SH       SOLE                  1551442        0        0
AETNA INC NEW                  COM              00817Y108    41583   720300 SH       SOLE                   713400        0        0
ALCOA INC                      COM              013817101    38170  1044330 SH       SOLE                  1034230        0        0
ALLEGHENY ENERGY INC           COM              017361106    50235   789727 SH       SOLE                   781827        0        0
AMERICAN ECOLOGY CORP          COM NEW          025533407    12210   520038 SH       SOLE                   515085        0        0
APACHE CORP                    COM              037411105    72462   673810 SH       SOLE                   667360        0        0
APPLE INC                      COM              037833100    27125   136940 SH       SOLE                   135620        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    92502  1992300 SH       SOLE                  1973100        0        0
BARRICK GOLD CORP              COM              067901108     1257    29900 SH       SOLE                    29900        0        0
BUNGE LIMITED                  COM              G16962105    70123   602380 SH       SOLE                   596630        0        0
CANADIAN NAT RES LTD           COM              136385101    38552   527100 SH       SOLE                   522000        0        0
CME GROUP INC                  COM              12572Q105    39644    57790 SH       SOLE                    57230        0        0
CNH GLOBAL N V                 SHS NEW          N20935206      777    11800 SH       SOLE                    11800        0        0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209   102577  3139800 SH       SOLE                  3109500        0        0
CVS CAREMARK CORPORATION       COM              126650100    15137   380800 SH       SOLE                   377100        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   100867   984640 SH       SOLE                   975200        0        0
GENERAL DYNAMICS CORP          COM              369550108    24348   273600 SH       SOLE                   273600        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    15684    72930 SH       SOLE                    72210        0        0
GOOGLE INC                     CL A             38259P508    20627    29830 SH       SOLE                    29540        0        0
HESS CORP                      COM              42809H107     1886    18700 SH       SOLE                    18700        0        0
KBR INC                        COM              48242W106    78845  2032100 SH       SOLE                  2012900        0        0
MASTERCARD INC                 CL A             57636Q104    51773   240580 SH       SOLE                   238280        0        0
MCDERMOTT INTL INC             COM              580037109    81190  1375400 SH       SOLE                  1375400        0        0
MOSAIC CO                      COM              61945A107    34896   369900 SH       SOLE                   369900        0        0
NOBLE CORPORATION              SHS              G65422100    42640   754558 SH       SOLE                   747358        0        0
NYSE EURONEXT                  COM              629491101    44245   504100 SH       SOLE                   499300        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105    43938   570700 SH       SOLE                   570700        0        0
POTASH CORP SASK INC           COM              73755L107   113512   788500 SH       SOLE                   779140        0        0
RAYTHEON CO                    COM NEW          755111507    42800   705100 SH       SOLE                   705100        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100    82350   196119 SH       SOLE                   193879        0        0
SADIA S A                      SP ADR PFD 30    786326108     6734   117730 SH       SOLE                   117730        0        0
SASOL LTD                      SPONSORED ADR    803866300      856    17300 SH       SOLE                    17300        0        0
SIEMENS A G                    SPONSORED ADR    826197501    88419   561893 SH       SOLE                   556193        0        0
STAR BULK CARRIERS CORP        COM              Y8162K105    25347  1972500 SH       SOLE                  1956000        0        0
SUNCOR ENERGY INC              COM              867229106    35043   322290 SH       SOLE                   315770        0        0
TRANSOCEAN INC NEW             SHS              G90073100   108756   759736 SH       SOLE                   752580        0        0
WELLPOINT INC                  COM              94973V107    20362   232100 SH       SOLE                   229900        0        0
WILLIAMS COS INC DEL           COM              969457100    40972  1145100 SH       SOLE                  1134000        0        0
XTO ENERGY INC                 COM              98385X106    59887  1166016 SH       SOLE                  1154766        0        0